Shareholders' Equity (Details) - Restricted Stock [Member] - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Shares
Unvested, Beginning
Forfeited		(56,859)
Granted	720,000	56,859	206,859
Vested	(60,000)	(106,859)	(100,000)
Unvested, Ending	660,000
Weighted Average Grant Date Fair Value Per Share
Unvested, Beginning
Forfeited		2.89
Granted	2.57	4.30	$ 2.89
Vested	2.57	3.64	2.89
Unvested, Ending	$ 2.57
Aggregate Intrinsic Value
Unvested, Beginning
Forfeited
Granted
Vested
Unvested, Ending	$ 607,200